GOODWILL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOODWILL
Goodwill, beginning balance	€ 31,662	€ 24,728
Goodwill recognized upon acquisition of Spin Games LLC (Note 6)		6,934
Effect of movements in exchange rates	259
Goodwill, ending balance	€ 31,921	€ 31,662